Air traffic liability	12 Months Ended
Dec. 31, 2020
Air traffic liability [Abstract]
Air traffic liability	AIR TRAFFIC LIABILITY

	December 31,
Description	2020	2019

Cargo and passenger air traffic liability	1,550,579	1,294,263
Azul viagens	183,061	109,977
TudoAzul Program	755,232	685,982
	2,488,872	2,094,254
As determined by regulators, travel rescheduling may be carried out within a period corresponding to 18 months from the flight cancellation. As at December 31, 2020 there are no passenger transport obligations to be executed after the 12-month period subsequent to the date of these financial statements.
The air traffic liability balances are presented net of passenger revenue breakage and the TudoAzul program, corresponding to R$372,534 at December 31, 2020 (R$539,232 at December 31, 2019).